THRIVENT VARIABLE LIFE ACCOUNT I

THRIVENT VARIABLE INSURANCE ACCOUNT A

TLIC VARIABLE INSURANCE ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT I

THRIVENT VARIABLE ANNUITY ACCOUNT II

THRIVENT VARIABLE ANNUITY ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT B

TLIC VARIABLE ANNUITY ACCOUNT A

Supplement to Prospectuses dated April 30, 2015

Pyramis Global Advisors, LLC, subadviser for the Thrivent Partner All Cap Portfolio, changed its name to FIAM LLC and all references to the subadviser in the Prospectus shall be changed to FIAM LLC.

The date of this Supplement is January 4, 2016.

Please include this Supplement with your Prospectus.

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